Schedule V - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2013
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Account
SCHEDULE V
VALUATION AND QUALIFYING ACCOUNTS
(In millions)

	Balance January 1,	Charged to Costs and Expenses	Translation Adjustment	Write-offs/ Payments/ Other	Balance December 31,
2013
Valuation allowance on deferred tax asset	$53	$—	$—	$(53)	$—
Valuation allowance on mortgage loans	14	2	—	(4)	12
2012
Valuation allowance on deferred tax asset	78	(25)	—	—	53
Valuation allowance on mortgage loans	23	(4)	—	(5)	14
2011
Valuation allowance on deferred tax asset	131	(53)	—	—	78
Valuation allowance on mortgage loans	62	(25)	—	(14)	23